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11007844

Gary N. Sundick
Vice President
Listing Qualifications

By Facsimile and First Class Mail

July 19, 2011

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on July 18, 2011 The Nasdaq Stock Market (the "Exchange") received from Xunlei Limited (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

American depositary shares, each
representing three (3) Class A common shares

Class A common shares, par value US$0.00025 per share *

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary N. Sundick

* Not for trading, but only in connection with the listing of the American depositary shares on the Nasdaq Stock Market LLC.